INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
Schedule of intangible assets

	2014	2015
	RMB	RMB
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	27,780,000	878,529,857
Technology	9,240,000	447,515,717
Customer relationship	85,642,578	96,942,578
Non-compete agreements	11,479,610	11,479,610
Cross-border travel agency license	1,117,277	1,117,277
Others	790,000	17,990,000
Intangible assets not subject to amortization
Trade mark	551,381,191	9,631,703,672
Golf membership certificate	4,200,000	4,200,000
Others	17,783,205	17,736,321

	709,413,861	11,107,215,032

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(5,956,333)	(34,848,999)
Technology	(9,240,000)	(15,566,396)
Customer relationship	(13,247,103)	(31,250,912)
Non-compete agreements	(11,479,610)	(11,479,610)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	(171,167)	(5,036,667)

	(41,211,490)	(99,299,861)

Net book value
Intangible assets to be amortized
Business Relationship	21,823,667	843,680,858
Technology	—	431,949,321
Customer relationship	72,395,475	65,691,666
Non-compete agreements	—	—
Cross-border travel agency license	—	—
Others	618,833	12,953,333
Intangible assets not subject to amortization
Trade mark	551,381,191	9,631,703,672
Golf membership certificate	4,200,000	4,200,000
Others	17,783,205	17,736,321

	668,202,371	11,007,915,171

Schedule of useful lives of finite-lived intangible assets
Customer relationship	3-10 years
Business Relationship	10 years
Technology	5-6 years
Non-compete agreements	5 years
Cross-border travel agency license	8 years

Schedule of future estimated amortization expense finite-lived intangible assets
Amortization
RMB

2016	238,630,057
2017	238,630,057
2018	238,630,057
2019	234,972,057
2020	233,773,558

1,184,635,786